Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds II
Prospectus Date	rr_ProspectusDate	Jan. 01, 2013
Spectrum Income Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SPECTRUM INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek a high level of current income with moderate share price fluctuation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay indirectly if shares of the fund are held by a fund of funds of which you are a shareholder or 529 plan in which you are a participant. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any separate account that may use the fund as its underlying investment medium and would be higher if they did.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in underlying funds and are included in “Total Fund Operating Expenses”. The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the fund diversifies its assets widely among various fixed-income and equity market segments. The fund seeks to maintain broad exposure primarily to domestic and international fixed-income markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments over time.

The fund normally invests in investment-grade corporate, high-yield, and foreign and emerging market fixed-income securities, income-oriented stocks, short-term securities, asset-backed and mortgage related securities and U.S. government and agency securities. The fund will also seek equity income through investments in dividend-paying stocks. Cash reserves will be invested in money market securities and shares of T. Rowe Price money market funds.

Fixed-income securities may be of short-, intermediate- and long-term maturities, and will comprise a range of credit qualities with either fixed or floating interest rates. The fund’s fixed-income investments will typically include investment grade corporate securities and asset-backed and mortgage-related securities, bank loan participations and assignments, and there is no limit on the fund’s investments in these securities. The fund’s fixed-income investments may include privately negotiated notes or loans, including loan participations and assignments (“bank loans”). These investments will only be made in companies, municipalities or entities that meet the fund’s investment criteria. Direct investments in bank loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender.

The fund may invest in asset-backed securities rated, at the time of purchase, lower than A (but not rated lower than B by S&P, Moody’s or Fitch). Under normal circumstances, no more than 15% of the asset-backed securities purchased for the fund will be rated less than A- by the three rating agencies. The lowest rating would apply in the case of split-rated asset-backed securities rated by the three rating agencies. Mortgage-related investments could include mortgage dollar rolls and investments in more volatile stripped mortgage securities and collateralized mortgage obligations. The fund may invest a substantial portion (up to 40% of its total assets) in below-investment grade fixed income securities (or if unrated, of equivalent quality as determined by the subadviser), commonly known as “junk bonds.” Junk bonds involve a higher degree of credit risk and price volatility than other, higher-rated fixed income securities. The fund may invest in U.S. government securities and municipal securities (including Treasury Inflation- Protected Securities or “TIPs”), GNMAs, and other agency-related fixed income securities, and there is no limit on the fund’s investment in these securities. The fund may also invest up to 45% of its total assets in foreign government and emerging market fixed income securities (excluding foreign bonds denominated in U.S. dollars). Foreign currency forwards, options and futures may be used to protect the fund’s foreign securities from adverse currency movements relative to the U.S. dollar, as well as to gain exposure to currencies and markets expected to increase or decrease in value relative to other securities.

Individual fixed income securities are selected by a team of T. Rowe Price portfolio managers using the firm’s fundamental research and credit analysis. In evaluating fixed income securities, the portfolio managers will consider a variety of factors, including the issuer’s financial condition and operating history, the depth and quality of its management, and its sensitivities to economic conditions. Portfolio managers will also consider the issuer’s debt levels and ability to service its outstanding debt, its access to capital markets and external factors such as the economic and political conditions in the issuer’s country. Other than the specific investment limits described above, there is no minimum or maximum percentage of assets which the subadviser will invest in any particular type of fixed income security. Maturities of the fund’s fixed income investments reflect the subadviser’s outlook for interest rates.

The fund’s equity investments, which will be limited to 40% of total assets, will be selected using a value-oriented investment strategy with a focus on large-cap, dividend-paying common stocks. Preferred stocks and securities convertible into equity securities may also be purchased. The subadviser invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. In managing the fund, the subadviser may vary the allocation of the fund’s assets to a particular market segment based on their outlook for, and on the relative valuations of these market segments. When adjusting the allocations to the various markets, the subadviser may also weigh such factors as the outlook for the economy and market conditions, both on a global and local (country) basis, corporate earnings, and the yield advantages of one fixed income sector over another.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. Fixed income securities may be sold to adjust the fund’s average maturity, duration, or credit quality or to shift assets into higher-yielding securities of different sectors.

In pursuing its investment strategy, the subadviser has the discretion to purchase some securities that do not meet the fund’s normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, a debt restructuring or other extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

The fund may also hold a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe

Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. dollar- and foreign currency-denominated money market securities, including repurchase agreements, in the two highest rating categories or equivalent ratings as determined by the subadviser, maturing in one year or less. The fund may invest cash reserves in U.S. dollars and foreign currencies.

The fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

The fund’s investment process may, at times, result in higher than average portfolio turnover ratio and increased trading expenses.

		The fund may also be significantly affected by recent market developments, as described under “Additional Information about the Funds’ Principal Risks.”
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Changing distribution levels risk  The distribution amounts paid by the fund generally depend on the amount of income and/or dividends paid by the fund’s investments.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund’s share price and income level.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The use of derivative instruments could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price. The following is a list of certain derivatives and other strategic transactions in which the fund intends to invest and the main risks associated with each of them:
Foreign currency forward contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions), foreign currency risk and risk of disproportionate loss are the principal risks of engaging in transactions involving foreign currency forward contracts.

Futures contracts  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving futures contracts.

Options  Counterparty risk, liquidity risk (i.e., the inability to enter into closing transactions) and risk of disproportionate loss are the principal risks of engaging in transactions involving options. Counterparty risk does not apply to exchange-traded options.
Hybrid instrument risk  Hybrid instruments are potentially more volatile and carry greater market risk than traditional debt instruments. Hybrid instruments may bear interest or pay preferred dividends at below market rates and may be illiquid.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Loan participations risk  Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk and the risks of being a lender.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly known as “junk bonds”) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate and/or other market risks.

		Value investment style risk The fund’s value approach to investing could cause it to underperform other stock funds that employ a different investment style. The intrinsic value of a stock with value characteristics may not be fully recognized by the market for a long time or a stock judged to be undervalued may actually by appropriately priced at a low level.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund is subject to risks, and you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference). This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance. Past performance before and after taxes does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	This graph shows how the Fund’s total return has varied from year to year, while the table shows performance over time (along with a broad-based securities market index for reference).
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	This information may help provide an indication of the Fund’s risks by comparing the Fund’s performance with a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance before and after taxes does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns for Class NAV:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date: 8.73% (Quarter ended 09/30/2012) Best Quarter: 3.95% (Quarter ended 12/31/2011) Worst Quarter: −3.65% (Quarter ended 9/30/2011)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for period ended 12/31/2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Spectrum Income Fund | Prospectus Class NAV Shares | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JHSTX
Shareholder fees	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total fund operating expenses	rr_ExpensesOverAssets	0.80%
Year 1	rr_ExpenseExampleYear01	82
Year 3	rr_ExpenseExampleYear03	255
Year 5	rr_ExpenseExampleYear05	444
Year 10	rr_ExpenseExampleYear10	990
2006	rr_AnnualReturn2006	7.93%
2007	rr_AnnualReturn2007	5.88%
2008	rr_AnnualReturn2008	(9.49%)
2009	rr_AnnualReturn2009	21.56%
2010	rr_AnnualReturn2010	9.52%
2011	rr_AnnualReturn2011	3.97%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.65%)
Spectrum Income Fund | Prospectus Class NAV Shares | before tax | Class NAV
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.97%
Five Year	rr_AverageAnnualReturnYear05	5.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.26%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2005
Spectrum Income Fund | Prospectus Class NAV Shares | after tax on distributions | Class NAV
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.19%	[2]
Five Year	rr_AverageAnnualReturnYear05	3.88%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%	[2]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2005	[2]
Spectrum Income Fund | Prospectus Class NAV Shares | after tax on distributions, with sale | Class NAV
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.56%	[2]
Five Year	rr_AverageAnnualReturnYear05	3.83%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%	[2]
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2005	[2]
Spectrum Income Fund | Prospectus Class NAV Shares | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.84%
Five Year	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Date of Inception	rr_AverageAnnualReturnInceptionDate	Oct. 29, 2005

[1]	"Acquired Fund Fees and Expenses" are based on the indirect net expenses associated with the fund's investment in underlying funds and are included in "Total Fund Operating Expenses". The Total Fund Operating Expenses shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial Highlights" section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.
[2]	After-tax returns for the class of shares are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown.